Income statement analysis	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Income statement analysis	Income statement analysis

			$ million
	2024	2023	2022
Interest and other income
Interest income from
Financial assets measured at amortized cost	1,308	1,034	371
Financial assets measured at fair value through profit or loss	181	215	59
Other income[a]	1,284	386	673
	2,773	1,635	1,103

Currency exchange losses charged to the income statement[b]	541	74	160
Expenditure on research and development	301	298	274
Costs relating to the Gulf of America oil spill (pre-interest and tax)[c]	51	57	84

Finance costs
Interest expense on lease liabilities	468	363	245
Interest expense on other liabilities measured at amortized cost[d]	3,483	3,115	2,070
Capitalized at 4.94% (2023 4.88% and 2022 3.56%)[e]	(382)	(514)	(464)
Finance debt risk management activities[f]	104	(35)	43
Unwinding of discount on provisions	617	504	369
Unwinding of discount on other payables measured at amortized cost	393	407	440
	4,683	3,840	2,703
a2024 includes a $427 million gain relating to the remeasurement of bp's previously held interests in bp Bunge Bioenergia and Lightsource bp and $498 million relating to the remeasurement of certain US assets excluded from the Lightsource bp acquisition. See Note 3 for further information.
bExcludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.
cIncluded within production and manufacturing expenses.
d2023 includes a loss of $49 million and 2022 a gain of $37 million associated with the buyback of finance debt.
eTax relief on capitalized interest is approximately $53 million (2023 $130 million and 2022 $108 million).
fIncludes temporary valuation differences related to the group’s interest rate and foreign currency exchange risk management associated with finance debt.